Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenues		$ 213	$ 55	$ 248
Cost of revenues		(90)	(21)	(117)
Gross profit		123	34	131
Operating expenses:
Research and development, net	(3,150)	(2,806)	(6,269)	(5,498)
Sales and marketing	(484)	(605)	(1,188)	(1,229)
General and administrative	(715)	(837)	(1,573)	(2,025)
Operating loss	(4,349)	(4,125)	(8,996)	(8,621)
Financing expenses, net	(1,715)	(5,991)	(1,655)	(3,519)
Net loss	$ (6,064)	$ (10,116)	$ (10,651)	$ (12,140)
Basic net loss per share from continuing operations	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.04)
Diluted net loss per share from continuing operations	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.04)
Weighted average number of shares outstanding used in computing basic net loss per share	322,979,556	322,784,556	322,979,556	322,776,209
Weighted average number of shares outstanding used in computing diluted net loss per share	322,979,556	322,784,556	322,979,556	322,776,209